Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 97.1%
Aerospace & Defense — 4.3%
Curtiss-Wright Corp.	1,377	$937,902
RTX Corp.	30,025	5,791,823
		6,729,725
Agriculture — 3.0%
Philip Morris International, Inc.	28,362	4,689,373
Auto Manufacturers — 1.5%
PACCAR, Inc.	19,896	2,297,988
Auto Parts & Equipment — 1.2%
Allison Transmission Holdings, Inc.	10,147	1,187,808
BorgWarner, Inc.	13,833	750,578
		1,938,386
Banks — 7.0%
Citigroup, Inc.	19,280	2,186,545
East West Bancorp, Inc.	11,260	1,202,117
JPMorgan Chase & Co.	18,343	5,395,777
Wells Fargo & Co.	27,256	2,169,850
		10,954,289
Biotechnology — 4.2%
Gilead Sciences, Inc.	16,954	2,362,879
Regeneron Pharmaceuticals, Inc.	3,712	2,868,040
United Therapeutics Corp.*	2,382	1,412,478
		6,643,397
Building Materials — 0.9%
Owens Corning	12,720	1,376,558
Chemicals — 0.4%
CF Industries Holdings, Inc.	5,077	659,198
Commercial Services — 0.4%
S&P Global, Inc.	1,618	688,200
Computers — 0.9%
NetApp, Inc.	14,180	1,451,890
Distribution & Wholesale — 0.9%
Pool Corp.	7,310	1,479,032
Diversified Financial Services — 2.2%
Mastercard, Inc., Class A	4,430	2,213,494
Raymond James Financial, Inc.	8,710	1,261,121
		3,474,615
Electrical Components & Equipment — 0.7%
Generac Holdings, Inc.*	5,527	1,079,589
Electronics — 1.5%
Allegion PLC	7,063	1,026,184
Flex Ltd.*	8,920	583,903
nVent Electric PLC	6,640	785,379
		2,395,466
Environmental Control — 1.3%
Veralto Corp.	23,593	2,086,093
	Number of Shares	Value†

Food — 0.8%
US Foods Holding Corp.*	13,490	$1,243,913
Healthcare Products — 4.3%
Agilent Technologies, Inc.	20,720	2,361,666
Align Technology, Inc.*	6,150	1,054,295
GE HealthCare Technologies, Inc.	23,150	1,647,817
ResMed, Inc.	7,380	1,656,662
		6,720,440
Healthcare Services — 5.4%
Charles River Laboratories International, Inc.*	11,040	1,904,400
HCA Healthcare, Inc.	2,808	1,328,858
Quest Diagnostics, Inc.	11,852	2,322,755
UnitedHealth Group, Inc.	10,690	2,892,607
		8,448,620
Insurance — 5.7%
Axis Capital Holdings Ltd.	14,573	1,477,848
Berkshire Hathaway, Inc., Class B*	12,551	6,014,439
The Progressive Corp.	7,300	1,447,152
		8,939,439
Internet — 4.2%
Alphabet, Inc., Class C	14,160	4,061,938
Meta Platforms, Inc., Class A	4,370	2,500,208
		6,562,146
Iron & Steel — 1.1%
Steel Dynamics, Inc.	9,475	1,705,500
Machinery — Diversified — 2.3%
Cactus, Inc., Class A	19,740	935,084
Otis Worldwide Corp.	12,230	942,688
Westinghouse Air Brake Technologies Corp.	6,825	1,705,636
		3,583,408
Media — 1.4%
The Walt Disney Co.	23,050	2,221,559
Mining — 0.3%
Freeport-McMoRan, Inc.	8,360	491,401
Miscellaneous Manufacturing — 1.2%
ITT, Inc.	9,800	1,867,194
Office & Business Equipment — 0.9%
Zebra Technologies Corp., Class A*	6,964	1,456,033
Oil & Gas — 7.3%
APA Corp.	35,010	1,485,824
Chevron Corp.	19,600	4,055,240
ConocoPhillips	16,828	2,221,296
EOG Resources, Inc.	20,671	2,988,407
Phillips 66	4,512	821,996
		11,572,763
Oil & Gas Services — 0.8%
SLB Ltd.	24,580	1,263,166

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 5.1%
Cencora, Inc.	3,749	$1,177,711
Johnson & Johnson	28,181	6,888,563
		8,066,274
Real Estate — 1.0%
Jones Lang LaSalle, Inc.*	4,980	1,515,514
Retail — 11.8%
Casey's General Stores, Inc.	2,201	1,602,020
Dick's Sporting Goods, Inc.	10,239	2,030,291
Genuine Parts Co.	7,150	756,113
Lowe's Cos., Inc.	14,430	3,409,520
MSC Industrial Direct Co., Inc., Class A	12,932	1,193,236
Ross Stores, Inc.	9,402	2,036,755
Target Corp.	11,780	1,427,736
Walmart, Inc.	32,070	3,985,660
Yum! Brands, Inc.	13,470	2,094,316
		18,535,647
Semiconductors — 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,009	3,044,592
Texas Instruments, Inc.	16,961	3,292,808
		6,337,400
Software — 2.1%
Jack Henry & Associates, Inc.	11,360	1,795,334
Paycom Software, Inc.	6,140	746,256
Salesforce, Inc.	4,360	813,881
		3,355,471
Telecommunications — 3.8%
AT&T, Inc.	74,880	2,170,771
Cisco Systems, Inc.	49,410	3,833,722
		6,004,493
Transportation — 3.2%
CSX Corp.	39,880	1,637,074
J.B. Hunt Transport Services, Inc.	6,131	1,299,159
Landstar System, Inc.	12,780	2,048,762
		4,984,995
TOTAL COMMON STOCKS (Cost $125,940,061)		152,819,175

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Storage & Warehousing — 0.8%
Public Storage (Cost $1,268,519)	4,567	1,237,109
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 3.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $4,842,898)	4,842,898	$4,842,898
TOTAL INVESTMENTS — 101.0% (Cost $132,051,478)		$158,899,182
Other Assets & Liabilities — (1.0)%		(1,576,459)
TOTAL NET ASSETS — 100.0%		$157,322,723

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.

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